8. Transaction with Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Transaction with Related Parties

NOTE 8 – TRANSACTION WITH RELATED PARTIES

In March 2018, the Company entered into an Agreement with VOTOCAST, INC. dba newkleus, a California corporation formed and owned by Steven Raack, the President, CEO and a Director of the Company. The Company received an exclusive license in the cannabis industry for the state-of-the-art newkleus™ technology to (1) facilitate Vitalibis’ micro-influencer sales model, and (2) enhance and compliment Vitalibis’ social media strategy.

The Agreement grants Vitalibis™ an exclusive license for the newkleus patent-pending, user-generated content (UGC) technology for all applications in the cannabis industry. The integration of the newkleus technology allows Vitalibis to create an interactive digital community, while concurrently acquiring valuable user data and content, all of which Vitalibis anticipates will (1) increase customer acquisition and retention and (2) build direct, meaningful and loyal customer relationships.

The Company paid 200,000 shares upon execution of the agreement and a monthly fee ranging from $0 to $2,000 depending on volume of usage. In addition, newkleus provides operational and business development consulting services.

During the three months ended March 31, 2018, $200 of cash was contributed to the Company by the Chief Financial Officer to open the Company’s bank account.

NOTE 8 – TRANSACTION WITH RELATED PARTIES

In March 2018, the Company entered into an Agreement with VOTOCAST, INC. dba newkleus, a California corporation formed and owned by Steven Raack, the President, CEO and a Director of the Company. The Company received an exclusive license in the cannabis industry for the state-of-the-art newkleus™ technology to (1) facilitate Vitalibis’ micro-influencer sales model, and (2) enhance and compliment Vitalibis’ social media strategy.

The Agreement grants Vitalibis™ an exclusive license for the newkleus patent-pending, user-generated content (UGC) technology for all applications in the cannabis industry. The integration of the newkleus technology allows Vitalibis to create an interactive digital community, while concurrently acquiring valuable user data and content, all of which Vitalibis anticipates will (1) increase customer acquisition and retention and (2) build direct, meaningful and loyal customer relationships.

The Company paid 200,000 shares upon execution of the agreement and a monthly fee ranging from $0 to $2,000 depending on volume of usage. In addition, newkleus provides operational and business development consulting services.

During the year ended December 31, 2018, $200 of cash was contributed to the Company by the Chief Financial Officer to open the Company’s bank account.

During the year ended December 31, 2017, $2,754 of services were paid for and contributed to the Company by the current officers.

The Company makes borrowings from its related parties from time to time for working capital purposes. As of December 31, 2016, the Company owed $1,130 to Ms. Siew Heok ONG, the former Chief Financial Officer at the time. The amount was due on demand without any interest, but was forgiven on October 25, 2017 and was recorded as a contribution to capital.

During the year ended December 31, 2017 $92,851 of expenses were paid directly by Mr. Kok Chee LEE, the Chief Executive Officer of the Company at the time. On October 25, 2017 Mr. Kok Chee Lee forgave amounts owed to him which were recorded as a contribution to capital. As of December 31, 2018 and 2017, the Company owed $0 to Mr. Kok Chee LEE.